Commitments and Contingencies - Disclosure of Guarantees (Details) - ZAR (R) R in Millions	Jun. 30, 2023	Jun. 30, 2022
Other provisions, contingent liabilities and contingent assets [Abstract]
Contracts for capital expenditure	R 1,893	R 1,839
Share of joint operation's contracts for capital expenditure	160	105
Authorised capital commitments but not contracted for	8,525	6,300
Total capital commitments	10,578	8,244
Disclosure of contingent liabilities [line items]
Financial assets pledged as collateral for liabilities or contingent liabilities	181	150
Authorised capital commitments but not contracted for	8,525	6,300
Solar projects
Other provisions, contingent liabilities and contingent assets [Abstract]
Authorised capital commitments but not contracted for	1,700
Disclosure of contingent liabilities [line items]
Authorised capital commitments but not contracted for	1,700
Total guarantees
Disclosure of contingent liabilities [line items]
Guarantees	1,000	979
Guarantees and suretyships1
Disclosure of contingent liabilities [line items]
Guarantees	500	500
Environmental guarantees
Disclosure of contingent liabilities [line items]
Guarantees	R 500	R 479